Finance (Income) Expense, Net (Details) - Schedule of finance (income) expenses, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance income:
Change in fair value of derivative liabilities	$ (2,822)
Gain from debt extinguishment		(14)
Total finance income	(2,822)	(14)
Finance expense:
Finance expenses in respect of third-party loan	83	77
Change in fair value of derivative liabilities		75
Amortization of loan discount	37	85
Exchange rate changes	156	10
Interest expense on loans from shareholders and related parties	203	381	221
Other finance expenses	38	15	11
Total finance expenses	517	643	232
Finance (income) expense, net	$ (2,305)	$ 629	$ 232